SEC File Nos.
811-2110
2-41200

                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D. C. 20549

                              FORM N-1A
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No. 37         (X)

                  BOND PORTFOLIO FOR ENDOWMENTS, INC.
           (Exact name of registrant as specified in charter)

 P.O. Box 7650, Four Embarcadero Center, San Francisco, California 94120
           (Address of principal executive offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code:  (415) 421-9360

                     Patrick F. Quan, Secretary
                Bond Portfolio for Endowments, Inc.
               P.O. Box 7650, Four Embarcadero Center
                  San Francisco, California 94120
               (Name and address of agent for service)

                               Copy to:
                       Cary I. Klafter, Esq.
                        Morrison & Foerster
                345 California Street (30th Floor)
                 San Francisco, California  94104

The Registrant has filed a declaration pursuant to Rule 24f-2 registering an indefinite number of shares under the Securities Act of 1933. On September 21, 1995, it filed its 24f-2 Notice for fiscal 1995.

                        CALCULATION OF REGISTRATION FEE



Title of         Amount being     Proposed         Proposed         Amount of
securities being   registered       maximum          maximum          Registration
registered                        offering price   aggregate        Fee

Common           286,644 shares   $17.33*          $4,967,541**     $100***
Capital Stock



* Offering price as of January 3, 1996.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2(a) of the Investment Company Act of 1940. During Registrant's 1995 fiscal year, 484,790 shares were redeemed or repurchased, of which 214,880 shares were used for reductions pursuant to Rule 24f-2 of the Investment Company Act of 1940. The 269,910 shares remaining have been used to reduce the maximum offering price of the 286,644 shares being registered.

*** Minimum fee pursuant to Regulation 270.24e-2(a)(2) promulgated under the Investment Company Act of 1940.

[X] It is proposed that this filing will become effective on January 15, 1996 pursuant to paragraph (b) of Rule 485.

January 11, 1996

Bond Portfolio for Endowments, Inc.
Four Embarcadero Center, Suite 1800
San Francisco, California  94111

Re: Issuance of 286,644 Shares of Bond Portfolio for Endowments, Inc.; Registration on Form N-1A Pursuant to Rule 24e-2

Ladies and Gentlemen:

  Bond Portfolio for Endowments, Inc. (the "Fund") has requested our opinion in connection with the registration for issuance by the Fund of 286,644 shares of capital stock of the Fund (the "Stock"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to
Item 24(b)(10) of Part C of Form N-1A under the Investment Company Act of 1940, as amended.

  We have examined documents relating to the organization of the Fund and the authorization for registration and issuance of shares of the Fund.

  Based upon and subject to the foregoing, we are of the opinion that:

  The issuance of the Stock by the Fund has been duly and validly authorized by all appropriate corporate action and, assuming that the Stock will be registered by post-effective amendment to the Fund's Form N-1A Registration Statement, and that the delivery by sale or in accord with the Fund's dividend reinvestment plan in accordance with the description set forth in the Fund's current prospectus under the Securities Act of 1933, the Stock will be legally issued, fully paid and nonassessable.

  We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Fund's Post-Effective Amendment No. 37 to Form N-1A under the Securities Act of 1933 (SEC file no. 2-41200).

  The opinion given above is subject to the condition that the Fund will comply with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any of the Stock is sold.

Very truly yours,
MORRISON & FOERSTER LLP

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 11th day of January, 1996.

      BOND PORTFOLIO FOR ENDOWMENTS, INC.
      By
       Patrick F. Quan, Secretary

ATTEST:
Barbara A. Preddy

 Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on January 11, 1996 by the following persons in the capacities indicated.

         Signature                                                 Title

(1)      Principal Executive Officer:
                                                                   Chairman of
                                                                   the Board
         (Robert B. Egelston)

(2 )     Principal Financial Officer and                           Vice
         Principal Accounting Officer:                             President
                                                                   and
                                                                   Treasurer
         (Steven N. Kearsley)

(3)      Directors:
         Frank L. Ellsworth *                                      Director
         Steven D. Lavine*                                         Director
         Patricia A. McBride*                                      Director
         John R. Metcalf*                                          Director
         Charles R. Redmond*                                       Director

                                                                   President and
         (Thomas E. Terry)                                         Director

         Robert C. Ziebarth*                                       Director

*By
 Patrick F. Quan, Attorney-in-Fact

  Counsel reports that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

      Michael J. Downer, Counsel